SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 110,057	¥ 322,235
Total accumulated depreciation and amortization		(38,637)	(247,992)
Net book value	$ 9,784	71,420	74,243
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		37,038	212,123
Total accumulated depreciation and amortization		(3,837)	(175,667)
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		16,379	49,036
Total accumulated depreciation and amortization		(13,052)	(45,327)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		18,213	26,953
Total accumulated depreciation and amortization		(16,891)	(22,974)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		14,868	15,643
Total accumulated depreciation and amortization		(873)	(1,083)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		16,805	11,081
Total accumulated depreciation and amortization		(1,211)	(477)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		6,656	6,621
Total accumulated depreciation and amortization		(2,773)	(2,464)
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 98	¥ 778